Notes Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Notes Receivable, Net [Line Items]
Schedule of Notes Receivable, Net

Accounts receivable, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Accounts receivable	$18,623,926	$19,716,856
Less: allowance for credit losses	(1,044,690)	(1,003,514)
Accounts receivable, net	$17,579,236	$18,713,342

Schedule of Movement of Allowance for Expected Credit Losses

Changes in the allowance for credit losses as of March 31, 2025 and September 30, 2024 are as follow:

	March 31, 2025	September 30, 2024
Beginning balance	$220,503	$-
Cumulative-effect adjustment of adoption of CECL	-	116,097
(Reversal)/Addition	(67,435)	97,214
Exchange difference	(7,024)	7,192
Ending balance	$146,044	$220,503

Notes Receivable [Member]
Notes Receivable, Net [Line Items]
Schedule of Notes Receivable, Net

Notes receivable, net as of March 31, 2025 and September 30, 2024 consisted of the following:

	March 31, 2025	September 30, 2024
Notes receivable	$7,925,933	$8,122,287
Less: allowance for credit losses	(146,044)	(220,503)
Notes receivable, net	$7,779,889	$7,901,784